Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

	December 31,
(In millions)	2016	2015

Trade	$485.9	468.2
Other	23.5	19.0
Total accounts receivable	509.4	487.2
Allowance for doubtful accounts	(8.3)	(9.1)
Accounts receivable, net	$501.1	478.1

Schedule of Allowance for Doubtful Accounts

	Years Ended December 31,
(In millions)	2016	2015	2014

Allowance for doubtful accounts:
Beginning of year	$9.1	10.0	8.2
Provision for uncollectible accounts receivable:
Continuing operations	2.8	2.9	7.5
Discontinued operations	—	(0.2)	(0.5)
Write offs less recoveries	(3.0)	(0.9)	(2.6)
Foreign currency exchange effects	(0.6)	(2.7)	(2.6)
End of year	$8.3	9.1	10.0